Stock Based Compensation	12 Months Ended
Dec. 31, 2011
Stock Based Compensation [Abstract]
STOCK-BASED COMPENSATION

18. STOCK-BASED COMPENSATION

[a]	Incentive Stock Option Plan

The Company currently has two incentive stock option plans in effect: (a) the 2009 Stock Option Plan, which was adopted by the Company’s shareholders on May 6, 2010; and (b) the Amended and Restated Incentive Stock Option Plan [the “1987 Stock Option Plan”], which was adopted by shareholders on December 10, 1987, and subsequently amended on May 18, 2000 and May 10, 2007.

Upon adoption of the 2009 Plan, new grants under the 1987 Plan were frozen, but all outstanding options were permitted to continue to vest and be exercisable in accordance with their terms.

2009 Stock Option Plan

Under the 2009 Stock Option Plan, the Company may grant options to purchase Common Shares to full-time employees, outside directors or consultants of the Company and its subsidiaries. The maximum number of shares that can be reserved for issuance under the option plan is 16,000,000 shares. The number of shares available to be granted at December 31, 2011 was 9,770,666 [2010 – 9,659,000]. All options granted are for terms of up to seven years from the grant date. Options issued under the 2009 Option Plan to employees and consultants generally vest as to one-third on each of the first three anniversaries of the date of grant. Options issued to outside directors vest on the first anniversary of the date of grant. All options allow the holder to purchase Common Shares at a price equal to or greater than the closing market price of such shares on the date prior to the date of the grant.

1987 Stock Option Plan

The Company previously granted options to purchase Common Shares to full-time employees, outside directors or consultants of the Company under the 1987 Stock Option Plan. Upon shareholder approval of the Company’s 2009 Stock Option Plan, the 1987 Stock Option Plan was terminated such that no future grants could be made, but previously granted options would continue to vest and be exercisable in accordance with their original terms of grant. All options granted under the 1987 Stock Option Plan are for terms of up to seven years from the grant date, except for the options granted prior to December 2003, which were generally for terms of up to 10 years from the grant date. Only Options granted during 2009 remain unvested. Such Options vest 33% on the first and second anniversaries of the date of grant and 34% on the third anniversary. All options allow the holder to purchase Common Shares at a price equal to or greater than the closing market price of such shares on the date prior to the date of the grant or modification.

The following is a continuity schedule of options outstanding [number of options in the table below are expressed in whole numbers]:

	Options outstanding
	Number of options	Weighted average exercise price		Number of options exercisable

Outstanding at December 31, 2008	5,492,290	Cdn$	41.01	5,448,290
Granted	2,150,000		16.55	—
Exercised [i]	(93,578)		31.51	(93,578)
Cancelled [i]	(398,168)		32.36	(378,168)
Vested	—		—	12,000

Outstanding at December 31, 2009	7,150,544	Cdn$	34.26	4,988,544
Granted	6,341,000		34.04	—
Exercised	(1,504,616)		34.31	(1,504,616)
Cancelled [ii]	(844,478)		33.04	(844,478)
Vested	—		—	722,666

Outstanding at December 31, 2010	11,142,450	Cdn$	34.22	3,362,116
Exercised	(2,737,253)		33.28	(2,737,253)
Cancelled [iii]	(1,585,830)		47.64	(1,474,164)
Vested	—		—	2,868,001

Outstanding at December 31, 2011	6,819,367		31.48	2,018,700

The total intrinsic value of options exercised during 2011 was $19 million [2010 - $14 million; 2009 - $nil].

[i]

On August 12, 2009, following approval by the Company’s Corporate Governance and Compensation Committee and in accordance with the Amended and Restated Incentive Stock Option Plan, the Company granted stock appreciation rights [“SARs”] to certain executives in respect of 383,400 previously granted and unexercised stock options.

On August 14, 2009, 332,822 SARs were exercised and an equal number of previously granted and unexercised stock options were surrendered and cancelled. On exercise of the SARs, the executives received, in aggregate, cash of $1 million, representing an amount equal to the difference between the aggregate fair market value of the shares covered by the surrendered options and the aggregate exercise price of such surrendered options. Fair market value was determined based on the weighted average closing price of the Company’s Common Shares on the New York Stock Exchange [“NYSE”] for the five consecutive trading days ending on the trading day immediately prior to the date of exercise.

In addition, during the third quarter of 2009, 50,578 SARs were cancelled upon exercise of the corresponding number of options.

[ii]

On August 19, 2010, options to acquire 243,000 Common Shares were surrendered for cancellation in exchange for payment of the in-the-money value of such options on such date. The aggregate in-the-money value of the options surrendered was $4 million and was charged to contributed surplus.

On November 8, 2010, options to acquire 386,666 Common Shares were surrendered for cancellation in exchange for payment of the in-the-money value of such options on such date. The aggregate in-the-money value of the options surrendered was $8 million and was charged to contributed surplus.

[iii]

On June 22, 2011, the Company’s Honorary Chairman and Founder, Mr. Stronach, exercised 1,083,333 options on a cashless basis in accordance with applicable stock option plans. On exercise, cash payments totalling $25 million were made to Mr. Stronach which represented the difference between the aggregate fair market value of the Option Shares based on the closing price of the Company’s Common Shares on the Toronto Stock Exchange [“TSX”] on the date of exercise and the aggregate Exercise Price of all such options surrendered. Net of a tax benefit of $4 million, $7 million was charged to contributed surplus and $14 million was charged to retained earnings.

On July 13, 2011, 200,001 options were exercised on a cashless basis in accordance with applicable stock option plans. On exercise, cash payments totalling $5 million were made to the stock option holder which represented the difference between the aggregate fair market value of the Option Shares based on the closing price of the Company’s Common Shares on the TSX on the date of exercise and the aggregate Exercise Price of all such options surrendered. Net of a tax benefit of $2 million, $1 million was charged to contributed surplus and $2 million was charged to retained earnings.

At December 31, 2011, the outstanding options consist of [number of options in the table below are expressed in whole numbers]:

	4,016,666	4,016,666	4,016,666	4,016,666
	Options outstanding
	Number of options	Remaining contractual life [years]	Number of options exercisable

$15 to $20	1,317,203	4.2	600,536
$20 to $25	—	—	—
$25 to $30	4,016,666	5.2	716,666
$30 to $35	35,870	0.6	35,870
$35 to $40	71,320	4.9	71,320
$40 to $45	160,342	1.1	160,342
$45 to $50	10,000	2.0	10,000
$50 to $55	1,176,000	6.0	392,000
Over $55	31,966	0.5	31,966

	6,819,367		2,018,700

Weighted average exercise price	Cdn$ 31.48		Cdn$ 31.74

Weighted average life remaining [years]	4.96		4.52

Aggregate intrinsic value at December 31, 2011	$ 17		$ 4

The weighted average assumptions used in measuring the fair value of stock options granted or modified and the compensation expense recorded in selling, general and administrative expenses are as follows:

	00000000	00000000	00000000
	2011	2010	2009

Risk-free interest rate	—	2.26%	1.66%
Expected dividend yield	—	2.00%	2.05%
Expected volatility	—	35%	31%
Expected time until exercise	—	4 years	4 years

Weighted average fair value of options granted or modified in year (Cdn$)	$—	$10.00	$3.60

Compensation expense recorded in selling, general and administrative expense [iv]	$21	$43	$4

[iv]

During 2010, option agreements with three departing executives were modified resulting in a one-time charge to compensation expense of $20 million. These charges represent the fair value of the options at the date of modification net of originally measured compensation cost which has been reversed.

[b]	Long-term retention program

The Company awarded certain executives an entitlement to Common Shares in the form of restricted stock. Such shares become available to the executives, subject to acceleration on death or disability, after an approximate four-year holding period, provided certain conditions are met, and are to be released in equal amounts over a 10-year period, subject to forfeiture under certain circumstances. The stock that has not been released to the executives is reflected as a reduction in the stated value of the Company’s Common Shares.

Information about the Company’s long-term retention program is as follows:

	2011	2010	2009

Common Shares awarded and not released	1,026,304	1,182,736	1,371,978

Reduction in stated value of Common Shares	$34	$39	$45

Compensation expense recorded in selling, general and administrative expense	$10	$7	$8

Unamortized compensation expense recorded as a reduction of shareholders’ equity	$5	$10	$18

[c]	Restricted stock unit program

In a number of different circumstances, the Company awarded restricted stock units [“RSUs”] to certain executives and other employees as part of the Company’s compensation program. These RSUs are notional units, each of which is equivalent to one Magna Common Share. In most cases, the RSUs are redeemable solely at the Company’s option, either by delivery of the specified number of Common Shares or the cash value on the redemption date [based on the 20-day weighted average trading price]. Redemption of the RSUs generally occurs on December 15 of the second year after the date of grant, subject to earlier redemption or cancellation in specified circumstances. In some cases, RSUs are subject to vesting and other conditions and quarterly dividend equivalents are paid to the grantees.

The Company maintains a Non-Employee Director Share-Based Compensation Plan [“DSU”] which governs the portion of the annual retainer payable to Independent Directors which is deferred in the form of DSUs. Pursuant to a Board resolution effective January 1, 2008, 60% of the annual retainer for all of the Independent Directors is automatically payable in the form of DSUs. Additionally, each Independent Director may annually elect to defer up to 100% [in increments of 25%] of his or her total annual cash compensation from Magna [including Board and committee retainers, meeting attendance fees, work and travel day payments and written resolution fees]. The amounts deferred in the DSU Plan are reflected in DSUs allocated under the DSU Plan. These DSUs are notional units, the value of which reflects, and increases or decreases in direct relation to, the NYSE market price of Magna Common Shares. Dividend equivalents are credited on DSUs at the times and in the amounts of dividends that are declared and paid on Magna’s Common Shares. All DSUs are fully vested on the date allocated to an Independent Director under the DSU Plan.

The following is a continuity schedule of restricted stock unit programs outstanding [number of stock units in the table below are expressed in whole numbers]:

	Equity classified RSUs	Liability classified RSUs	Liability classified DSUs	Total

Outstanding at December 31, 2008	109,146	6,033	92,642	207,821
Granted	—	8,500	47,843	56,343
Dividend equivalents	—	74	664	738
Redeemed	(109,146)	(2,507)	—	(111,653)

Outstanding at December 31, 2009	—	12,100	141,149	153,249
Granted	20,940	26,000	31,983	78,923
Dividend equivalents	—	383	1,619	2,002
Redeemed	—	(3,636)	—	(3,636)

Outstanding at December 31, 2010	20,940	34,847	174,751	230,538
Granted	196,397	3,150	25,693	225,240
Dividend equivalents	—	948	4,621	5,569
Redeemed	—	(10,180)	—	(10,180)

Outstanding at December 31, 2011	217,337	28,765	205,065	451,167